Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash	$ 2,142	$ 3,273	$ 266
Accounts receivable, net	760	1,414	2,813
Inventory	1,462	1,435	1,725
Prepaid expenses and other current assets	1,666	593	467
Total current assets	6,030	6,715	5,271
Property and equipment, net	208	328	1,177
Intangible assets, net	12,324	13,519	15,211
Goodwill	16,066	16,066	16,066
Operating lease right-of-use assets	159	370	1,022
Other assets	147	115	341
Total assets	34,934	37,113	39,088
Current liabilities
Accounts payable	5,032	8,981	10,833
Accrued expenses and other current liabilities	9,114	11,122	10,325
Deferred purchase consideration	2,093	2,323	2,380
Notes payable – measured at fair value, current	3,360
Operating lease liabilities, current	156	274	428
Total current liabilities	22,147	27,786	26,107
Notes payable, noncurrent		1,099
Earnout liability	280	1,240	1,680
Deferred tax liability	299	321	320
Operating lease liabilities, noncurrent	3	96	1,024
Liability-classified warrants	3,047	6,859	2,139
Other noncurrent liabilities	935	48	1,006
Total liabilities	26,711	37,449	33,558
Commitments and contingencies
Preferred Stock, $0.00001 par value, of which 20,000 shares have been designated as Series A 10% Convertible Preferred Stock; 2,000 and no shares issued and outstanding at June 30, 2026 and September 30, 2025, respectively	1,975
Stockholders’ equity (deficit)
Additional paid-in capital	189,609	150,252	109,987
Accumulated deficit	(183,361)	(150,588)	(104,457)
Total stockholders’ equity (deficit)	6,248	(336)	5,530
Total liabilities and stockholders’ equity (deficit)	34,934	37,113	39,088
Common Class A [Member]
Stockholders’ equity (deficit)
Common stock, value
Common Class B [Member]
Stockholders’ equity (deficit)
Common stock, value
Nonrelated Party [Member]
Current liabilities
Notes payable, current	995	3,934	398
Notes payable, noncurrent			200
Related Party [Member]
Current liabilities
Notes payable, current	$ 1,397	1,152	1,743
Notes payable, noncurrent		$ 1,099	$ 1,082